Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
27.	Equity:

(a)	Capital

(i)	Authorized, subscribed and paid shares:

As of December 31, 2024, the paid-in capital of Banco de Chile is represented by 101,017,081,114 registered shares (101,017,081,114 in 2024), with no par value, subscribed and fully paid.

	As of December 31, 2025
Name of the company or shareholders	Number of shares	Ownership %

LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banchile Corredores de Bolsa S.A.	5,298,295,922	5.245%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
Banco de Chile on behalf of State Street	4,368,739,111	4.325%
Banco Santander on behalf of foreign investors	3,959,115,077	3.919%
JP Morgan Chase Bank	2,719,097,108	2.692%
Banco de Chile on behalf of non-resident third parties	2,355,382,741	2.332%
Banco Santander Chile	1,926,817,275	1.907%
Ever Chile SPA	1,888,369,814	1.869%
Banco de Chile on behalf of Citibank New York	1,663,309,364	1.647%
Ever 1 BAE SPA	1,166,584,950	1.155%
Larraín Vial S.A. Corredora de Bolsa	1,000,886,079	0.991%
Inversiones Avenida Borgoño Limitada	882,604,102	0.874%
BCI Corredores de Bolsa S.A.	779,379,823	0.772%
A.F.P Habitat S.A. for A Fund	758,929,122	0.751%
Santander Corredores de Bolsa Limitada	703,730,776	0.697%
A.F.P Cuprum S.A. for A Fund	635,579,418	0.629%
Banco de Chile on behalf of Citibank London	549,822,754	0.544%
Valores Security S.A. Corredores de Bolsa	527,069,658	0.522%
A.F.P Capital S.A. Pension Fund A	518,556,321	0.513%
Subtotal	83,372,546,758	82.534%
Other shareholders	17,644,534,356	17.466%
Total	101,017,081,114	100.000%
	As of December 31, 2024
Name of the company or shareholders	Number of shares	Ownership %

LQ Inversiones Financieras S.A.	46,815,289,329	46.344%
Banco de Chile on behalf of State Street	6,125,765,969	6.064%
Banchile Corredores de Bolsa S.A	5,123,539,720	5.072%
Banco Santander on behalf of foreign investors	5,080,833,862	5.030%
Inversiones LQ-SM Limitada	4,854,988,014	4.806%
JP Morgan Chase Bank	3,041,703,508	3.011%
Banco de Chile on behalf of non-resident third parties	2,666,777,747	2.640%
Banco Santander Chile	1,941,976,163	1.922%
Ever Chile SPA	1,888,369,814	1.869%
Ever 1 BAE SPA	1,166,584,950	1.155%
Larraín Vial S.A. Corredora de Bolsa	1,042,343,304	1.032%
Banco de Chile on behalf of Citibank New York	1,038,850,995	1.028%
BCI Corredores de Bolsa S.A.	989,711,426	0.980%
Inversiones Avenida Borgoño Limitada	728,439,279	0.721%
Santander Corredores de Bolsa Limitada	581,788,686	0.576%
A.F.P Habitat S.A. for A Fund	527,598,687	0.522%
Valores Security S.A. Corredores de Bolsa	516,192,449	0.511%
A.F.P Cuprum S.A. for A Fund	492,665,765	0.488%
Inversiones CDP SPA	487,744,912	0.483%
BTG Pactual Chile S.A. Corredores de Bolsa	463,503,644	0.459%
Subtotal	85,574,668,223	84.713%
Other shareholders	15,442,412,891	15.287%
Total	101,017,081,114	100.000%
(ii)	Shares:

The following table shows the share movements from December 31, 2023 to December 31, 2025:

Total
ordinary shares
Total shares as of December 31, 2023	101,017,081,114

Total shares as of December 31, 2024	101,017,081,114

Total shares as of December 31, 2025	101,017,081,114

(b)	Approval and payment of dividends:

At the Bank´s Ordinary Shareholders’ Meeting held on March 27, 2025, the distribution and payment of dividend No. 213 of Ch$9.85357420889 per share of the Banco de Chile was approved, with debit to the net distributable income for the year ended as of December 31, 2024. Dividends paid in 2025 amounted to Ch$995,380 million.

At the Bank´s Ordinary Shareholders’ Meeting held on March 28, 2024, the distribution and payment of dividend No. 212 of Ch$8.07716286860 per share of the Banco de Chile was approved, with debit to the net distributable income for the year ended as of December 31, 2023. Dividends paid in 2024 amounted to Ch$815,932 million.

(c)	Provision for minimum dividends:

The Chilean Corporations Law requires a minimum distribution of 30% of net income for the period. This amount is determined based on net income under Chilean GAAP. Accordingly, the Bank recorded a liability under the line item “Provision for dividends”.

(d)	Earnings per share:

(i)	Basic earnings per share:

Basic earnings per share are determined by dividing the net income attributable to the Bank ordinary shareholders in a year between the weighted average number of shares outstanding during that year, excluding the average number of own shares held throughout the year.

(ii)	Diluted earnings per share:

In order to calculate the diluted earnings per share, both the amount of income attributable to ordinary shareholders and the weighted average number of shares outstanding, net of own shares, must be adjusted for all the inherent dilutive effects to the potential ordinary shares (stock options, warrants and convertible debt).

The following table shows the income and share data used in the calculation of EPS:

	As of December 31,
	2025	2024	2023
Basic earnings per share:
Net income attributable to bank´s shareholders (in million Chilean pesos)	1,185,413	1,248,476	1,374,026
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Earning per shares (in Chilean pesos)	11.73	12.36	13.60

Diluted earnings per share:
Net income attributable to bank´s shareholders (in million Chilean pesos)	1,185,413	1,248,476	1,374,026
Weighted average number of ordinary shares	101,017,081,114	101,017,081,114	101,017,081,114
Assumed conversion of convertible debt	—	—	—
Adjusted number of shares	101,017,081,114	101,017,081,114	101,017,081,114
Diluted earnings per share (in Chilean pesos)	11.73	12.36	13.60

As of December 31, 2025, 2024 and 2023, the Bank does not have instruments that generate dilutive effects.

(e)	Other comprehensive income:

The detail of and changes in accumulated other comprehensive income as of December 31, 2025, 2024 and 2023:

	Elements that will not be reclassified in profit or loss				Elements that can be reclassified in profit or loss
	New measurements of net defined benefit liability and actuarial results for other employee benefit plans	Fair value changes of equity instruments designated as at fair value through other comprehensive income	Income tax	Subtotal	Fair value changes of financial assets at fair value through other comprehensive income	Cash flow accounting hedge	Participation in other comprehensive income of entities registered under the equity method	Income tax	Subtotal	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1, 2023	(338)	4,302	(1,071)	2,893	268	(103,782)	(190)	31,382	(72,322)	(69,429)
Other comprehensive income for the year	(75)	5,367	(1,429)	3,863	8,874	113,183	116	(32,365)	89,808	93,671
Balances as of December 31, 2023	(413)	9,669	(2,500)	6,756	9,142	9,401	(74)	(983)	17,486	24,242

Opening balances as of January 1, 2024	(413)	9,669	(2,500)	6,756	9,142	9,401	(74)	(983)	17,486	24,242
Other comprehensive income for the year	115	(212)	893	796	(4,664)	(21,798)	26	5,175	(21,261)	(20,465)
Balances as of December 31, 2024	(298)	9,457	(1,607)	7,552	4,478	(12,397)	(48)	4,192	(3,775)	3,777

Opening balances as of January 1, 2025	(298)	9,457	(1,607)	7,552	4,478	(12,397)	(48)	4,192	(3,775)	3,777
Other comprehensive income for the year	(62)	(148)	(448)	(658)	8,806	(28,341)	(59)	6,716	(12,878)	(13,536)
Balances as of December 31, 2025	(360)	9,309	(2,055)	6,894	13,284	(40,738)	(107)	10,908	(16,653)	(9,759)

During 2025, a reclassification was made from comprehensive income to equity reserves as a result of the sale of equity instruments irrevocably designated at fair value for Ch$1,916 million.

(f)	Retained earnings from previous years:

During 2025, the shareholders at the Ordinary Shareholders’ Meeting of Banco de Chile agreed to deduct and retain from net income for 2024, an amount equivalent to the adjustment of the value of paid-in capital and reserves according to the variation in the Consumer Price Index, which occurred between November 2023 and November 2024, of Ch$212,012 million.